Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000
Previously Paid Amount	0.00
Total Fee Amount	483.35
Total Offset Amount	0.00
Net Fee	483.35
Narrative - Max Aggregate Offering Price	$ 3,500,000
Final Prospectus	true